SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary Of Significant Accounting Policies Line Items
Short-term deposits average rate (as a percent)	3.82%	0.79%
Restricted cash, current	$ 1,295	$ 1,089
Severance expenses	2,809	2,612	$ 1,812
Total employer 401(k) contributions	$ 865	$ 683	$ 624
Weighted average number of anti-dilutive securities excluded from diluted earnings per share	456,696	1,035,307	3,178,024
Total expenses for doubtful debts	$ 210	$ 82	$ 323
Deferred revenues	3,852
Aggregate amount of Remaining performance obligations	2,377
Accounts receivable, allowance for doubtful accounts	2,134	891
Depreciation expense for related capitalized internally developed software	1,392	3,056
Designated as hedging instrument [Member]
Summary Of Significant Accounting Policies Line Items
Notional value of derivative instruments	14,364	5,071
Not designated as hedging instrument [Member]
Summary Of Significant Accounting Policies Line Items
Notional value of derivative instruments	$ 3,576	$ 2,876